Document and Entity Information (USD $)	9 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Mar. 25, 2012
Document Type	10-KT
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	htm
Entity Registrant Name	US GEOTHERMAL INC
Entity Central Index Key	0001172136
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		101,516,764
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 32,913,701
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3